STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																																						1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Jul. 07, 2022	Jun. 24, 2022	May 03, 2022	Apr. 18, 2022	Dec. 27, 2021	Oct. 28, 2021	Oct. 28, 2021	Oct. 14, 2021	Aug. 22, 2021	Aug. 09, 2021	Aug. 05, 2021	Jul. 22, 2021	Jul. 21, 2021	Jul. 20, 2021	Jun. 30, 2021	May 06, 2021	Apr. 21, 2021	Apr. 21, 2021	Feb. 12, 2021	Feb. 09, 2021	Feb. 05, 2021	Jan. 08, 2021	Jan. 04, 2021	Jan. 04, 2021	Dec. 31, 2020	Dec. 29, 2020	Dec. 21, 2020	Oct. 23, 2020	Sep. 28, 2020	Aug. 05, 2020	Jun. 30, 2020	Jan. 21, 2020	Jan. 02, 2020	Feb. 08, 2019	Jan. 22, 2019	Jun. 15, 2017	Jan. 28, 2014	Jan. 31, 2019	Oct. 01, 2022	Jul. 02, 2022	Oct. 02, 2021	Oct. 02, 2022	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019	Dec. 26, 2021	Oct. 31, 2020	May 30, 2018	Jan. 26, 2017	May 29, 2015
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					200,000,000																																		200,000,000				200,000,000		200,000,000	200,000,000		40,000,000
Common stock, par value					$ 0.00001																																		$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Common Stock, Shares, Outstanding																																							2,433,199				2,433,199		1,758,835	281,724
Sales of common stock and warrants, net shares																																											660,858	997,400	133,884	1,477,112
Proceeds from Issuance of Common Stock																																			$ 775,000								$ 4,013,000	$ 33,769,000	$ 43,019,000	$ 4,634,000
Stockholders' Equity, Reverse Stock Split		one-for-ten
Proceeds from Issuance of Debt																																											67,000			1,220,000
Deemed dividend																																												1,798,000	1,798,000	4,690,000
Long-Term Debt, Gross																																							$ 18,361,000				$ 18,361,000		$ 9,758,000	$ 55,369,000
Proceeds used to pay accrued and unpaid interest and outstanding principal balance of outstanding note												$ 5,000,000
Grants in period shares																																											2,000		19,115	644
Share based compensation expense																																											$ 325,000	350,000	$ 377,000	$ 637,000
Preferred Stock, Shares Authorized																																							20,000,000				20,000,000		20,000,000	20,000,000
Preferred stock, par value																																							$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																																											50,000
2014 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																																					5,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																					Jan. 28, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																																															5,000
2015 Omnibus Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																																															9.0000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																																														9,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																																															10 years
Share based compensation arrangement by share based payment award shares unissued securities																																														0
2016 Omnibus Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense																																	$ 27,000						$ 17,000		54,000		$ 6,000	19,000	$ 27,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																																														1,573				125,000	50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																																														123,428
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																																													$ 6,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																																													6 months
2019 Long Term Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																						2,584
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																																						6,084
Units vesting upon employees being in good standing percentages																																						50.00%
Units vesting upon average share price percentages																																						50.00%
Two Thousand Twenty Omnibus Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense																																													$ 4,000	$ 284,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																																													12,227
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																															12,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award																																													274
2021 Omnibus Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant					500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period								200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized					300,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price																																							$ 3,750,000				$ 3,750,000		$ 3,750
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price																																							$ 5.80				$ 5.80		$ 18.50
12% Senior Secured Note [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Private Placement							$ 9,250,000				$ 3,217,000			$ 6,760,000
Debt Instrument, Periodic Payment							13,449,000				16,730,000			21,700,000
Long-Term Debt, Gross													$ 7,733,000	16,077,000
Debt Instrument, Face Amount													$ 7,733,000
Default interest rate													17.00%
Proceeds from Bank Debt							$ 4,500,000				$ 3,281,000			$ 5,000,000
Restricted Stocks [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation expense																																							$ 21,000		$ 5,000		$ 64,000	$ 323,000	$ 374,000	$ 539,000
April 2021 Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Private Placement																		$ 4,200,000
April 2021 Securities Purchase Agreement [Member] | Second Amended and Restated 12% Senior Secured Note [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Debt																		3,200,000
Debt Instrument, Periodic Payment																		19,154,000
Proceeds from working capital																		$ 1,000,000
Share based payment award vesting period terms																																											three years	three years
Grants in period shares																																											1,000	19,115
April 2021 Securities Purchase Agreement [Member] | Certain Institutional and Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price																	$ 36.00	$ 36.00
Warrants to purchase																	130,491	130,491
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value						$ 0.00001	$ 0.00001
Sales of common stock and warrants, net shares						468,355
Debt Instrument, Face Amount																							$ 33,878,000	$ 33,878,000
August Two Thousand Twenty One Offerings [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance Initial Public Offering									$ 2,466,000	$ 3,217,000
Non accountable expense allowance									50,000
Clearing expenses									$ 13,000
Aggregate cash fee percentage									7.50%
Management fee percentage									1.00%
Sale of Stock, Percentage of Ownership after Transaction									7.50%
August Two Thousand Twenty One Offerings [Member] | Institutional Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									68,024
Sale of Stock, Percentage of Ownership after Transaction									50.00%
August Two Thousand Twenty One Purchase Agreement [Member] | Institutional Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares									136,048
Shares Issued, Price Per Share									$ 21.00
August Two Thousand Twenty One Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price									26.25
August Two Thousand Twenty One Warrants [Member] | Institutional Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price									$ 20.40
August Two Thousand Twenty One Wainwright Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase									10,204
Stock Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				9,000,000
Warrant Purchase Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants expiration description	expiration dates that ranged from July 22, 2026 to November 1, 2026
Warrant Purchase Agreements [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price	$ 38.00
Warrant Purchase Agreements [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price	$ 18.50
Warrant Purchase Agreements [Member] | Nine Existing Participating Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase	657,858
Amended Warrant Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price	$ 5.85
Warrants expiration description	extended the expiration date to January 7, 2028, the date that is five and one-half years following the closing of the July 2022 Private Placement
Fair value of warrants	$ 837,000
Series E Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Repurchased During Period, Shares																													1,300
Preferred Stock, Redemption Terms																													shares of Base Series E Preferred Stock for $1,300, as such there were
Preferred Stock, Shares Outstanding																													11,700																0	11,080
Preferred Stock, Shares Authorized																																													13,000	13,000
Preferred stock, par value																																													$ 0.00001	$ 0.00001
Preferred Stock, Dividend Rate, Percentage																												12.00%
Preferred Stock, Shares Issued																																													0	11,080
Preferred Stock, Redemption Price Per Share																																									$ 10,000			$ 10,000
Number of common stock issuable on conversion of preferred stock																																														56.18
Convertible preferred stock term																																														Each share of Series E Preferred Stock was initially convertible into
Preferred stock, cash dividend, percentage																												50.00%
Preferred Stock, Dividend Preference or Restrictions																												If the PIK Dividend Payment is elected, a holder of Series E Preferred Stock is entitled to additional fee to be paid in shares of the Company’s common stock an amount equal to $100 divided by the average closing price, as reported by Nasdaq of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date.
Preferred Stock, Liquidation Preference Per Share																																																	$ 10,000
Series preferred stock, shares designated																																														13,000
Series E Preferred Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance or Sale of Equity																																														$ 3,000,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount																												$ 5.00
Series E Preferred Stock [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount																												35.00
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Repurchased During Period, Shares																							390	390
Preferred Stock, Shares Outstanding																							10,690	10,690
Debt Instrument, Face Amount																							$ 390,000	$ 390,000
Series F Convertible Preferred Stock [Member] | April 2021 Securities Purchase Agreement [Member] | Certain Institutional and Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share																	$ 1,000	$ 1,000
Series F Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share																	43.50	$ 43.50
Series F Preferred Stock [Member] | April 2021 Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																		130,491
Preferred Stock, Convertible, Conversion Price																	36.00	$ 36.00
Stockholders' Equity, Reverse Stock Split															On June 30, 2021, the Company effectuated the 1-into-6 Reverse Stock Split.			effect a reverse split within a range of 1-into-2 to up to 1-into-20
Series F Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Outstanding																																													0
Series F Preferred Stock [Member] | April 2021 Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Deemed dividend																		$ 1,409,000
Series E Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Outstanding																																													0
Number of common stock issuable on conversion of preferred stock																6,172
Series E-1 Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issuable on conversion of preferred stock																1,493
Series G Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Issued														617,200
Conversion of Stock, Shares Converted													6,172
Debt Instrument, Face Amount													$ 6,172,000
Series G Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities													6,172
Series G One Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Issued														156,100
Debt Instrument, Face Amount													$ 1,561,000
Series G1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Converted													1,561
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Issued																																																				1,663,008
Preferred Stock, Redemption Price Per Share																																																				$ 500.00
Number of common stock issuable on conversion of preferred stock																						451
Dividends, Preferred Stock																																										$ 125,000	$ 125,000		$ 125,000	$ 125,000
Series A Preferred Stock-Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Redemption Terms																																												Shares of the Series A Preferred Stock were convertible into shares of common stock at the holder’s election at any time prior to December 31, 2020 (the “Redemption Date”), at a conversion rate of one and three tenths (1.3) shares of common stock for every 50 shares of Series A Preferred Stock that the Holder elects to convert. Originally the redemption date was December 31, 2018 and this was extended to December 31, 2020 in January 2019. Except as otherwise required by law, the
Preferred stock, par value																																				$ 10.00										$ 0.00001
Preferred Stock, Dividend Rate, Percentage																																				12.00%										12.00%
Preferred stock, voting rights																																												Series A Preferred Stock had no voting rights.
Series E-1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Liquidation Preference Per Share																												$ 60.00
Preferred Stock, Liquidation Preference, Value																												$ 60,000,000
Series E Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Liquidation Preference Per Share																												$ 60.00
Preferred Stock, Liquidation Preference, Value																												$ 60,000,000
Series E 1 Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Outstanding																																													0
Series G-1 Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities													1,561
Series G Convertible Preferred Stock and Series G-1 Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 7,733
Series J Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Outstanding																																							0				0		0
Preferred Stock, Shares Authorized																																							40,000				40,000		40,000
Preferred stock, par value			$ 0.00001																																				$ 0.00001				$ 0.00001		$ 0.00001
Preferred Stock, Shares Issued																																							0				0		0
Series preferred stock, shares designated																																								0.0001
Issued shares																																								17,618.3
Redemption share price																																								$ 0.1761
Series J Preferred Stock [Member] | Stock Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, voting rights			The Company held a special meeting of stockholders on June 23, 2022 (the “Special Meeting”) for the purpose of voting on a Reverse Stock Split Proposal and an Adjournment Proposal. Each share of Series J Preferred Stock entitled the holder thereof to 1,000,000 votes per share and each fraction of a share of Series J Preferred Stock had a ratable number of votes. Thus, each one-thousandth of a share of Series J Preferred Stock entitled the holder thereof to 1,000 votes. All shares of Series J Preferred Stock that were not present in person or by proxy at the Special Meeting as of immediately prior to the opening of the polls at such meeting (the “Initial Redemption Time”) were automatically redeemed by the Company at the Initial Redemption Time before the vote without further action on the part of the Company or the holder of shares of Series J Preferred Stock (the “Initial Redemption”). All shares that were not redeemed pursuant to the Initial Redemption were redeemed automatically upon the approval by the Company’s stockholders of the Reverse Stock Split Proposal at the Special Meeting (the “Subsequent Redemption”). As a result, no shares of Series J Preferred Stock remain outstanding.
Jackson Note [Member] | Series E Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Redemption Terms																					On February 5, 2021, the Company received the Limited Consent from Jackson, the sole holder of the Company’s outstanding shares of Series E Convertible Preferred Stock, to use approximately (i) 75% of the net proceeds from the February 2021 Offering to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of $32,710 as of February 9, 2021, and (ii) 25% of the net proceeds from the February 2021 Offering to redeem a portion of the Company’s Series E Convertible Preferred Stock. Pursuant to the Limited Consent, upon closing of the February 2021 Offering, the Company paid $13,556 of the 2020 Jackson Note and redeemed 4,518 shares of the Series E Convertible Preferred Stock.
Jackson Investment Group, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																																													8,334
Jackson Investment Group, LLC [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share																																													$ 55.20
Jackson Investment Group, LLC [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share																																													$ 21.60
Jackson Investment Group, LLC [Member] | Series E Convertible Preferred Stock [Member] | Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																6,172
Jackson Investment Group, LLC [Member] | Series E-1 Convertible Preferred Stock [Member] | Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																1,493
Jackson Investment Group, LLC [Member] | Series G Preferred Stock [Member] | Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, description																Each share of Series G Preferred Stock is initially convertible into 100 shares of common stock at any time from and after, (i) with respect to the Series G Preferred Stock, the earlier of October 31, 2022 or the occurrence of a default and, (ii) with respect to the Series G-l Convertible Preferred Stock, October 31, 2020. A holder of Series G Preferred Stock is not required to pay any additional consideration in exchange for conversion of the Series G Preferred Stock into the Company’s common stock.
Jackson Investment Group, LLC [Member] | Series G Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities													6,172
Jackson Investment Group, LLC [Member] | Series G Convertible Preferred Stock [Member] | Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, description																The Series G Preferred Stock carries monthly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance (plus any accrued dividends with respect to the Series E Preferred Stock unpaid as of the date of the Exchange) and (ii) 17% after the occurrence of a default, and (b) a dividend payable in shares of Series G-1 Convertible Preferred Stock. The shares of Series G-1 Convertible Preferred Stock have all the same terms, preferences and characteristics as the Series G Preferred Stock (including, without limitation, the right to receive cash dividends), except Series G-1 Convertible Preferred Stock are mandatorily redeemable by the Company within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or September 30, 2022, for a cash payment equal to the liquidation value plus any accrued and unpaid dividends thereon.
Jackson Investment Group, LLC [Member] | Series G-1 Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 1,561
H C Wainwright And Company L L C [Member] | Engagement Letter [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price										$ 33.031																	$ 43.125
Warrants to purchase											10,374																16,494
Percentage of common stock exercisable											7.50%																7.50%
Percentage of cash fee on gross proceeds																											7.50%
Percentage of management fee on gross proceeds																											1.00%
Non accountable expense allowance											$ 50,000																$ 85,000
Clearing expenses											$ 13,000																$ 13,000
Warrants and Rights Outstanding, Term									5 years		5 years																5 years
Percentage of warrants exercise per share									125.00%		125.00%																125.00%
Aggregate cash fee percentage																														7.50%
Management fee percentage																														1.00%
Wainwright [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price						$ 24.70	$ 24.70		$ 26.25		$ 33.031			$ 43.125			$ 45.00	$ 45.00		$ 67.50					$ 8.20	$ 7.50
Warrants to purchase						35,127	35,127		10,204		10,374			16,494			9,787	9,787		18,213					19,970	36,125
Class of warrant or right exercisable term						5 years			5 years		5 years			5 years			5 years			5 years					5 years	5 years
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																																							657,858				657,858	858,532	1,326,887	124,655
Series F Convertible Preferred Stock [Member] | April 2021 Securities Purchase Agreement [Member] | Certain Institutional and Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																		4,698
Warrant [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price						$ 18.50	$ 18.50
Warrants to purchase						468,355	468,355
Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price						$ 19.75	$ 19.75
Designated Shares [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Authorized																																																				1,663,008
Preferred stock, par value																																																				$ 0.00001
Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																				364,255
Shares Issued, Price Per Share																				$ 54.00
Proceeds from Issuance of Common Stock																					$ 18,100,000
Public Offering [Member] | Series E Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Redemption Terms																					Following the redemption of the Series E Convertible Preferred Stock, the Company had 6,172 shares of Series E Convertible Preferred Stock outstanding with an aggregate stated value of $6,172.
Public Offering [Member] | Jackson Note [Member] | Series E Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Repurchased During Period, Shares																					4,518
Preferred Stock, Redemption Terms																					shares of the Series E Convertible Preferred Stock.
Preferred Stock, Participation Rights																					Prior to the February 2021 Offering, the Company entered the Limited Consent with Jackson, whereby, among other things, Jackson agreed that we may use 75% of the proceeds from the February 2021 Offering to redeem a portion of the 2020 Jackson Note, which at the time had an outstanding principal amount of $32,710, and 25% of the net proceeds from the Offering to redeem a portion of our Series E Convertible Preferred Stock, notwithstanding certain provisions of the Series E Certificate of Designation that would have required us to use all the proceeds from the Offering to redeem the Series E Convertible Preferred Stock.
Public Offering [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																			347,520
Public Offering [Member] | Pre-funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																			16,735
Shares Issued, Price Per Share																			$ 54.00
Warrants exercise price																			$ 0.0001
Warrants to purchase																			16,735
Registered Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance Initial Public Offering														$ 6,760,000
Registered Direct Offering [Member] | Institutional Investors [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares														219,914
Shares Issued, Price Per Share														$ 34.50
Warrants exercise price														$ 38.00
Warrants to purchase														109,957
Percentage of common stock exercisable														50.00%
Registered Direct Offering [Member] | Institutional Investors [Member] | First August 2021 Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares											138,317
Shares Issued, Price Per Share											$ 26.425
Warrants exercise price											$ 25.80
Warrants to purchase											69,159
Percentage of common stock exercisable											50.00%
Private Placement [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Management fee percentage						1.00%
Cash fee percentage						7.50%
Private Placement [Member] | Warrant [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price						$ 24.688	$ 24.688
Warrants to purchase						35,127	35,127
Non-accountable expense						$ 35,000
Conversion of Series A [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																																													271	451
Conversion of Stock, Shares Converted																																271
Conversion of Series A [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share
Conversion of Series A [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share
Underwritten Public Offering [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sales of common stock and warrants, net shares																																		242,500,000
Shares Issued, Price Per Share																																		$ 16.50